Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 640	$ (1,085)	$ (3,870)	$ (1,085)
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	126	(1,058)	984	(1,058)
Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	640	(1,085)	(3,870)	(1,085)
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	$ 126	$ (1,058)	$ 984	$ (1,058)